Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Net accrued charter revenue by maturities [Abstract]
2014	$ (1,725)
2015	(4,425)
2016	(9,431)
2017	(11,314)
2018	(3,954)
2019 and thereafter	8,832
Total	$ (22,017)	$ (16,896)